ACCOUNTS RECEIVABLE - Financing Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current financing receivables	$ 2,111	$ 1,922
Long-term financing receivables	1,101	886
Total financing receivables	$ 3,212	$ 2,808